Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 67,152	$ 83,913
Trade and other receivables (note 4)	1,412	7,431
Inventory (note 5)	7,413	5,331
Prepaid expenses and deposits	1,148	1,067
Total current assets	77,125	97,742
Trade and other receivables (note 4)	3,622
Property and equipment (note 6)	788	859
Intangible assets (note 7)	1,435	1,898
Right-of-use assets (note 8)	1,116	1,424
Goodwill (note 7)	2,689	2,678
Total assets	86,775	104,601
Current liabilities
Accounts payable and accrued liabilities	3,180	3,382
Deferred revenue	477	358
Provisions	87	195
Other liabilities (note 9)		99
Derivative financial instrument	161	450
Lease liabilities (note 10)	250	312
Income taxes payable		13
Total current liabilities	4,155	4,809
Deferred revenue	875	1,078
Lease liabilities (note 10)	1,127	1,364
Total liabilities	6,157	7,251
Shareholders' Equity
Share capital (note 12)	219,579	211,527
Contributed surplus	16,986	11,250
Accumulated other comprehensive loss	4,746	4,567
Deficit	(160,693)	(129,994)
Total Shareholders' Equity	80,618	97,350
Total Liabilities and Shareholders' Equity	$ 86,775	$ 104,601